Intangible Assets (Details) - Schedule of intangible assets - Aria Energy LLC [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Gas Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of contract	Gas rights	Gas rights
Amortization line item	Depreciation, amortization and accretion	Depreciation, amortization and accretion
2020 expense		$ 14,636
2019 expense		16,111
2018 expense		17,551
Operation and Maintenance [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of contract	Operation and maintenance	Operation and maintenance
Amortization line item	Amortization of intangibles and below-market contracts	Amortization of intangibles and below-market contracts
Remaining lives	5	5
2020 expense		$ 552
2019 expense		579
2018 expense		579
Gas sales [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of contract	Gas sales	Gas sales
Amortization line item	Amortization of intangibles and below-market contracts	Amortization of intangibles and below-market contracts
2020 expense		$ 3,566
2019 expense		3,566
2018 expense		3,566
Power purchase [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of contract		Power purchase
Amortization line item		Amortization of intangibles and below-market contracts
Remaining lives		None
2018 expense		27
Minimum [Member] | Gas Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	4	4
Minimum [Member] | Gas sales [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	1	1
Maximum [Member] | Gas Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	16	16
Maximum [Member] | Gas sales [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Remaining lives	8	8